MD&A - Risk management and control	12 Months Ended
Dec. 31, 2023
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory

Credit risk:
the risk of loss resulting from the failure of a client or counterparty to meet its
contractual obligations toward UBS AG.

This includes settlement risk, loan underwriting

risk and step-in
risk.
Settlement risk:

the risk of loss resulting from transactions that involve

exchange of value (e.g.,
security versus cash) where we must deliver without

first being able to determine with certainty

that
we will receive the consideration.
Loan underwriting risk:

the risk of loss arising during the holding

period of financing transactions
that are intended for further distribution.
Step-in risk:

the risk that UBS AG may decide to provide financial

support to an unconsolidated
entity that is facing stress in the absence of, or in

excess of, any contractual obligations to provide
such support.
Market risk

(traded and non-traded): the risk of loss resulting

from adverse movements in
market variables. Market variables include observable

variables, such as interest rates, foreign exchange
rates, equity prices, credit spreads and commodity (including precious metal) prices, as well as variables
that may be unobservable or only indirectly observable,

such as volatilities and correlations. Market risk
includes issuer risk and investment risk.
Issuer risk:
the risk of loss that would occur if an issuer to

which we are exposed through tradable
securities or derivatives referencing the issuer was subject to a credit-related event.
Investment risk:

issuer risk associated with positions held

as financial investments.
Liquidity risk:

the risk that the firm will not be able to

efficiently meet both expected and
unexpected current and forecast cash flows and collateral

needs without affecting either daily
operations or the financial condition of the

firm.
Funding risk:

the risk that the firm will be unable, on

an ongoing basis, to borrow funds in
the market on an unsecured (or even secured) basis at

an acceptable price to fund actual or
proposed commitments, i.e., the risk that UBS AG’s

funding capacity is not sufficient to support

the
firm’s current business and desired strategy.
We apply a

variety of methodologies

and measurements

to quantify the

risks of our

portfolios and potential

risk
concentrations. Risks that are

not fully reflected within standard

measures are subject to

additional controls, which may
include

preapproval

of

specific

transactions

and

the

application

of

specific

restrictions.

Models

to

quantify

risk

are
generally developed by dedicated units within control

functions and are subject to independent validation.
Risk concentrations may exist where one or several positions within or across different

risk categories could result
in

significant

losses

relative

to

UBS

AG’s

financial

strength.

Identifying

such

risk

concentrations

and

assessing

their
potential impact is a critical component of our risk management and control process.
For financial risks, we consider a number of elements, such

as shared characteristics of positions, the size of the portfolio and the sensitivity of positions to changes in the underlying risk factors. Also important in our assessment is the liquidity
of the markets

where the positions

are traded,

as well as

the availability and

effectiveness of hedges

or other potential
risk-mitigating factors. This includes an

assessment of, for example, the

provider of the hedge and

market liquidity where
the hedge might be traded. Particular

attention is given to identification of

wrong-way risk and risk on risk.

Wrong-way
risk is defined as a positive correlation between the size of the exposure and the likelihood of a loss. Risk on risk is when a position and its risk mitigation can be impacted by the same event.
For non-financial risks, risk concentrations may result from, for example, a single operational risk issue that is large on its own (i.e., it has

the potential to

produce a single high-impact

loss or a number

of losses that together

are high impact)
or related risk issues that may link together to create

a high impact.
Risk

concentrations

are

subject

to

increased

oversight

by

Group

Risk

Control

and

Group

Compliance,

Regulatory

&
Governance, and assessed

to determine whether they

should be reduced

or mitigated, depending on

the available means
to do

so. It is

possible that

material losses

could occur

on financial

or non-financial

risks, particularly

if the

correlations
that emerge in a stressed environment differ markedly from those envisaged by risk models.
Main sources of credit risk

–
Global Wealth Management credit risk

arises from collateralized lending primarily against

securities, private equity and
hedge fund

interest, investors’

uncalled capital

commitments, and

residential and

commercial real

estate, as

well as
from derivatives trading.
–
A substantial

portion

of lending

exposure arises

from Personal

& Corporate

Banking, which

offers mortgage

loans,
secured

mainly

by

owner-occupied

properties

and

income-producing

real

estate,

as

well

as

corporate

loans,

and
therefore depends on the performance of the Swiss economy and real estate market.
–
The

Investment

Bank’s

credit

exposure

arises

mainly

from

lending,

derivatives

trading

and

securities

financing.
Derivatives trading and securities financing are

mainly investment grade. Loan underwriting activity

can be lower rated
and give rise to temporary concentrated exposure.
–
Credit risk

within Non-core

and Legacy

relates to

exposures in

auction rate

preferred securities,

public finance

loans
and derivatives, and residual exposures to securitized products.
Overview of measurement, monitoring and management

techniques
–
Credit risk

from transactions

with individual

counterparties

is based

on our

estimates of

probability of

default (PD),
exposure at default (EAD) and loss given default (LGD). Limits are established for individual counterparties and groups of

related

counterparties

covering

banking

and

traded

products,

and

for

settlement

amounts.

Risk

authorities

are
approved by the Board of Directors and

are delegated to the Group CEO, the

Group Chief Risk Officer (the CRO)

and
divisional CROs, based on risk exposure amounts, internal credit rating and potential for losses.
–
Limits apply not only to the current outstanding

amount but also to contingent commitments and the potential future exposure of traded products.
The Investment Bank monitoring, measurement and limit framework distinguishes between exposures intended to be
held to maturity (take-and-hold exposures) and those intended for distribution or risk transfer (temporary exposures).
– We use models to derive portfolio credit risk measures of expected loss, statistical loss and stress loss at firm-wide and business division levels, and to establish portfolio limits.
–
Credit risk concentrations can arise if clients are engaged

in similar activities, located in the same geographical

region
or have

comparable economic

characteristics,

e.g., if

their ability

to meet

contractual obligations

would be

similarly
affected by changes in economic, political or other conditions. To avoid credit risk concentrations, we establish limits /
operational

controls

that

constrain

risk

concentrations

at

portfolio,

sub-portfolio

or

counterparty

levels

for

sector
exposure, country risk and specific product exposures.
Counterparty credit

risk (CCR)

arising from

traded products,

which include

OTC derivatives,

ETD exposures

and
SFTs,

originating in

the Investment

Bank, Non-core

and Legacy,

and Group

Treasury,

is generally

managed on

a close-
out basis.

This takes

into account

possible effects

of market

movements on

the exposure

and any

associated collateral
over the

time it

would take to

close out our

positions. Limits are

applied to the

potential future exposure per

counterparty,
with

the

size

of

the

limit

dependent

on

the

counterparty’s

creditworthiness

(as

determined

by

Risk

Control).

Limit
frameworks are also used to control overall exposure to specific sectors.

Such portfolio limits are monitored and reported
to senior management.
Trading in OTC derivatives

is conducted through central

counterparties where practicable.

Where central counterparties
are not used, we have clearly defined

policies and processes for trading on a

bilateral basis. Trading is typically conducted
under bilateral

International

Swaps

and Derivatives

Association

or similar

master

netting agreements,

which generally
allow for

close-out and

netting of

transactions in

case of

default, subject

to applicable

law. For

certain counterparties,
initial margin is taken to cover some or all

of the calculated close-out exposure. This is in addition to the variation margin
taken

to

settle

changes

in

market

value

of

transactions.

For

most

major

market

participant

counterparties,

two-way
collateral agreements

under which

either party

can be

required to

provide collateral

in the

form of

cash or

marketable
securities

are

used

when

the

exposure

exceeds

specified

levels.

Non-cash

collateral

typically

consists

of

well-rated
government debt or other

collateral acceptable to

Risk Control and permitted

by applicable regulations. Regulations

on
margining uncleared OTC

derivatives have generally

expanded the scope

of bilateral derivatives

activity subject to

initial
margining

and

increased

the

amounts

of

initial

margin

received

from,

and

posted

to,

certain

bilateral

trading
counterparties, resulting in lower close-out risk over time.
UBS AG actively

manages credit

risk in its

portfolios by taking

collateral against

exposures and

by utilizing credit
hedging.
UBS AG uses a scoring model as part of a

standardized front-to-back process for credit decisions on originating or modifying Swiss mortgage loans. The model’s two key factors

are the LTV

ratio and an affordability calculation.
The value assigned to each

property is based on the

lowest value determined from model-derived

valuations, the
purchase

price,

an

asset

value

for

income-producing

real

estate

(IPRE),

and,

in

some

cases,

an

additional

external
valuation.
UBS AG similarly applies underwriting guidelines

for our Global Wealth Management

Region Americas mortgage
loan portfolio, taking

into account loan

affordability and collateral

sufficiency. LTV standards

are defined for the

various
mortgage types, such

as residential mortgages

or investment properties,

based on

associated risk factors,

such as

property
type, loan size, and

purpose. The maximum

LTV allowed within

the standard approval

process ranges from
45

to
80%.
In addition to LTV,

other credit risk metrics,

such as debt-to-income

ratios, credit scores

and required client reserves,

are
also part of our underwriting guidelines.
A risk limit framework is applied to

the Global Wealth Management Region Americas mortgage loan portfolio. Limits are set

to

govern

exposures

within

LTV

categories,

geographic

concentrations,

portfolio

growth

and

high-risk

mortgage
segments, such

as interest-only loans.

These limits

are monitored by

a specialized

credit risk

monitoring team and

reported
to senior

management. Supplementing

this limit

framework is

a real

estate lending

policy and

procedures framework,
set up to

govern real estate

lending activities. Quality

assurance and quality

control programs monitor

compliance with
mortgage underwriting and documentation requirements.
For

UBS AG’s

mortgage

loan

portfolio

in

the

Global

Wealth

Management

regions

of

EMEA

and

Asia

Pacific,

global
underwriting guidelines with

regional variations are applied

to allow for regulatory

and market differentials.

As in other
regions, the underwriting guidelines

take into account affordability

and collateral sufficiency.

Affordability is assessed at
a stressed

interest rate

using, for

residential real

estate, the

borrowers’ sustainable

income and

declared liabilities,

and
for commercial real

estate the quality

and sustainability of

rental income. For

interest-only loans, a

declared and evidenced
repayment strategy

must be in

place. The applicable

LTV for each

mortgage is based

on the quality

and liquidity

of the
property

and assessed

against

valuations

from bank-appointed

third-party

valuers.

Maximum

LTV

varies

from
30 % to
70
%, depending on the type

and location of the property, as well

as other factors. Collateral sufficiency is

often further
supported by personal guarantees

from related third parties. The

overall portfolio is centrally assessed

against a number
of stress scenarios to ensure that exposures remain within predefined stress limits.
Lombard loans are

secured by pledges

of marketable securities, guarantees and

other forms of

collateral. Eligible
financial securities are primarily

liquid and actively

traded transferable securities (such as

bonds and equities),

and other
transferable securities, such as approved

structured products for

which regular prices

are available and

the issuer of

the
security provides

a market. To a lesser degree, less

liquid collateral

is also used.
Lending values

are derived

by applying

discounts (haircuts)

to the pledged

collateral’s

market value.

Haircuts

for marketable
securities are calculated to cover a possible adverse change in market value over a given close-out period and confidence level. Less

liquid or more

volatile collateral

will typically

have larger haircuts.
Concentration and correlation risks across collateral posted are assessed at

a counterparty level, and

at a

divisional level
across counterparties. Targeted

firm-wide reviews

of

concentration are

performed. Concentration of

collateral in

single
securities, issuers or issuer groups, industry sectors, countries, regions or currencies may result in higher risk and reduced liquidity. In

such cases, the

lending value

of the collateral,

margin call

and close-out levels

are adjusted accordingly.
UBS AG

uses

single-name

credit

default

swaps

(CDSs),

credit-index

CDSs,

bespoke

protection

and

other
instruments to actively

manage credit risk. The

aim is

to reduce concentrations of

risk from specific

counterparties, sectors
or portfolios and, for CCR, the profit or loss effect

arising from changes in credit valuation adjustments.
We have strict guidelines

with regard to taking

credit hedges into

account for credit

risk mitigation

purposes. For example,
when monitoring

exposures against

counterparty limits,

we do not usually

apply certain

credit risk mitigants,

such as proxy
hedges

(credit

protection

on a

correlated

but different

name)

or credit-index

CDSs,

to reduce

counterparty

exposures.

Buying
credit protection also creates

credit exposure with

regard to

the protection provider. We

monitor and limit

exposures to
credit protection

providers,

and also

monitor the

effectiveness

of credit

hedges as

part of our

overall credit

exposures to

the
relevant counterparties,

which are typically collateralized. For credit protection purchased to hedge the lending portfolio,
this includes

monitoring

mismatches

between

the maturity

of credit

protection

purchased

and the

maturity

of the

associated
loan.

Such mismatches

result

in basis

risk and

may reduce

the effectiveness

of the

credit

protection.

Mismatches

are routinely
reported to

credit officers

and mitigating

actions are taken

when necessary.
UBS

AG

has

developed

tools

and

models

to

estimate

future

credit

losses

that

may

be

implicit

in

our

current
portfolio.
Exposures to individual counterparties are measured using three generally accepted parameters: PD, EAD and LGD. For a given credit facility, the product of these three parameters results in the expected loss (the EL). These parameters

are the
basis for the

majority of our

internal measures of

credit risk, and

key inputs for

regulatory capital

calculation under

the
advanced internal ratings-based

(A-IRB) approach of the

Basel III framework. We also

use models to derive the

portfolio
credit risk measures of EL, statistical loss and stress loss.

Internal UBS rating scale and mapping of external ratings
Internal UBS rating 1-year PD range in % Description
Moody’s Investors
Service mapping S&P mapping Fitch mapping
0 and 1 0.00–0.02 Investment grade Aaa AAA AAA
2 0.02–0.05 Aa1 to Aa3 AA+ to AA– AA+ to AA–
3 0.05–0.12 A1 to A3 A+ to A– A+ to A–
4 0.12–0.25 Baa1 to Baa2 BBB+ to BBB BBB+ to BBB
5 0.25–0.50 Baa3 BBB– BBB–
6 0.50–0.80 Sub-investment grade Ba1 BB+ BB+
7 0.80–1.30 Ba2 BB BB
8 1.30–2.10 Ba3 BB– BB–
9 2.10–3.50 B1 B+ B+
10 3.50–6.00 B2 B B
11 6.00–10.00 B3 B– B–
12 10.00–17.00 Caa1 to Caa2 CCC+ to CCC CCC+ to CCC
13 >17 Caa3 to C CCC- to C CCC- to C
Counterparty is in default

Default Defaulted D D
In line with the

regulatory definition,

we report a

claim as non-performing

when: (i) it is

more than 90

days past
due; (ii) it is subject to restructuring proceedings, where

preferential conditions concerning interest

rates, subordination,
tenor,

etc. have been granted in order to avoid default of the counterparty (forbearance);

(iii) the counterparty is subject
to

bankruptcy

/

enforced

liquidation

proceedings

in

any

form,

even

if

there

is

sufficient

collateral

to

cover

the

due
payment; or (iv) there is other evidence that payment

obligations will not be fully met without recourse to collateral.
Default and credit-impaired

UBS AG uses a

single definition of default

for classifying assets

and determining the PD

of its obligors for

risk modeling
purposes.

The

definition

of

default

is

based

on

quantitative

and

qualitative

criteria.

A

counterparty

is

classified

as
defaulted when

material payments

of interest,

principal or

fees are

overdue for

more than

90 days,

or more

than 180
days for certain exposures in

relation to loans to private

and commercial clients in Personal

& Corporate Banking and to
private

clients

of

Global

Wealth

Management

Region

Switzerland.

UBS

AG

does

not

consider

the

general

90-day
presumption

for

default

recognition

appropriate

for

those

portfolios,

given

the

cure

rates,

which

show

that

strict
application of the 90-day criterion would not accurately reflect the inherent credit risk. Counterparties are

also classified
as defaulted when: bankruptcy, insolvency proceedings

or enforced liquidation have commenced; obligations have been restructured on preferential terms (forbearance); or there is other evidence that payment obligations will not be fully met
without recourse

to collateral.

The

latter

may

be the

case even

if, to

date,

all contractual

payments

have

been made
when due. If

one claim against

a counterparty

is defaulted on,

generally all claims

against the counterparty

are treated
as defaulted.
An

instrument

is

classified

as

credit

impaired

if

the

counterparty

is

classified

as

defaulted

and

/

or

the

instrument

is
identified

as

purchased

credit

impaired

(PCI).

An

instrument

is PCI

if

it

has

been

purchased

at

a

deep

discount

to

its
carrying amount following a risk event of the issuer or originated with a defaulted counterparty. Once a financial asset is classified as defaulted / credit impaired

(except PCI), it is reported as

a stage 3 instrument and remains as

such unless all
past due

amounts have

been rectified,

additional

payments

have been

made on

time, the

position is

not classified

as
credit-restructured, and there is

general evidence of credit

recovery. A three-month probation

period is applied before

a
transfer back to stages 1 or 2 can be triggered. However,

most instruments remain in stage 3 for a longer period.
If payment default is

imminent or default has

already occurred, we may grant

concessions to borrowers in

financial
difficulties that we would otherwise

not consider in the normal course

of business, such as offering

preferential interest
rates,

extending

maturity,

modifying

the

schedule

of

repayments,

debt

/

equity

swap,

subordination,

etc.

When

a
forbearance measure takes

place, each

case is

considered individually and

the exposure is

generally classified as

defaulted.
Forbearance

classification

remains

until the

loan

is repaid

or written

off,

non-preferential

conditions

are

granted

that
supersede the preferential conditions,

or the counterparty

has recovered and the

preferential conditions no longer

exceed
our risk tolerance.
Contractual

adjustments

when

there

is

no

evidence

of

imminent

payment

default,

or

where

changes

to

terms

and
conditions are within our usual risk tolerance, are not considered to be forborne.
Main sources of market risk
Market risks arise from both trading and non-trading

business activities.
–
Trading market

risks are

mainly connected

with primary

debt and

equity underwriting

and securities

and derivatives
trading for

market-making and

client facilitation

in our

Investment Bank,

as well

as the

remaining positions

in Non-
core and Legacy and our municipal securities trading business in Global Wealth Management.
–
Non-trading market

risks arise predominantly

in the form

of interest rate

and foreign exchange

risks connected

with
personal banking and lending in our wealth management

businesses, the Swiss business of our Personal & Corporate
Banking business division,

the Investment Bank’s lending business, and treasury

activities.
–
Group Treasury assumes market risks

in the process of

managing interest rate risk, structural foreign

exchange risk and
the Group’s liquidity and funding profile, including high-quality liquid assets (HQLA).
–
Equity and

debt

investments

can

also give

rise to

market

risks, as

can

some aspects

of employee

benefits,

such

as
defined benefit pension schemes.
Overview of measurement, monitoring and management techniques
–
Market

risk limits

are

set for

the Group,

the

business

divisions and

Group

Treasury

at granular

levels in

the various
business lines, reflecting the nature and magnitude of the

market risks.
–
Management value-at-risk (VaR) measures exposures under

the market risk framework, including trading market risks
and some

non-trading market risks.

Non-trading market risks

not included

in VaR

are also

covered in

the risks

controlled
by Market and Treasury Risk Control functions.
–
Our primary portfolio measures of market risk are liquidity-adjusted stress loss and VaR. Both are subject to limits that
are approved by the Board of Directors (the BoD).
–
These measures are

complemented by

concentration and

granular limits for

general and specific

market risk factors.
Our trading businesses are subject

to multiple market risk limits, which

take into account the extent of

market liquidity
and volatility,

available

operational capacity,

valuation uncertainty,

and, for

our single-name

exposures, issuer

credit
quality.
–
Trading

market

risks

are

managed

at

portfolio

level.

As

risk

factor

sensitivities

change

due

to

new

transactions,
transaction expiries or changes

in market levels, risk

factors are dynamically

rehedged to remain

within limits. We

do
not generally seek to distinguish in the trading portfolio between specific positions and associated hedges.
Issuer risk is controlled by limits applied at the business division level based on jump-to-zero measures, which estimate maximum default exposure (the default event loss assuming

zero recovery).
–
Non-trading

foreign

exchange

risks

are

managed

under

market

risk

limits,

with

the

exception

of

Group

Treasury
management of consolidated capital activity.

Our CRO Treasury function applies a holistic risk framework, setting the appetite for treasury-related risk-taking activities across UBS AG.

Key elements of

the framework include

an overarching economic

value sensitivity limit,

set by the BoD,
and the sensitivity

of net interest

income to changes

in interest

rates targets,

set by the

CEO. Limits are

also set by

the
BoD to balance the effect of foreign exchange movements

on our common equity tier 1 (CET1) capital and CET1 capital
ratio. Non-trading interest rate and foreign exchange risks are included in firm-wide statistical and stress

-testing metrics,
which flow into our risk appetite framework.
Equity and debt investments are

subject to a range

of risk controls, including preapproval of

new investments by business
management and Risk Control

and regular monitoring

and reporting. They are

also included in firm-wide

statistical and
stress-testing metrics.
VaR

is a

statistical

measure

of market

risk, quantifying

the potential

market risk

losses over

a

set time

horizon
(holding period) at an established level of confidence. VaR assumes no change in UBS AG’s trading positions over the set
time horizon.
UBS AG

calculates

VaR daily.

The profit

or loss

distribution

from which

VaR is

estimated

is derived

from our

internally
developed VaR model, which simulates returns over the holding period for risk factors our trading positions are sensitive
to, and

subsequently quantifies

the profit

/ loss

effect of

these risk

factor returns

on our

trading positions.

Systematic
commodity,

credit,

equity,

foreign

exchange

rate

and

interest

rate

risk

factor

returns

are

based

on

a

pure

historical
simulation approach. UBS AG uses an unweighted five-year look-back window.

Modeling idiosyncratic and

specific risks
for equity

and credit

risk factors

using historical

simulation is

challenging,

due to

the limited

availability of

continuous
good-quality historical data.

UBS AG relies

upon factor models

to distinguish systematic

and idiosyncratic

returns.

UBS AG
simulates idiosyncratic returns through

a Monte Carlo

simulation, aggregating the sum of systematic and residual returns in such a way that systematic and residual risk are consistently captured. When modeling risk factor returns, we consider the stationarity properties of the historical time series of risk factor changes. Depending on the stationarity properties

of
the

risk

factors

within

a

given

factor

class,

the

factor

returns

are

modeled

using

absolute

returns,

proportional

or
logarithmic returns. Risk factor return distributions are updated fortnightly.
Risk factor

returns are

converted into

profit or

loss values

via sensitivities

and full

revaluation grids

sourced from front-
office systems, enabling us to capture material non-linear

effects.
UBS AG uses a single

VaR model for internal management purposes

and for determining market risk

risk-weighted assets
(RWA),

although

the

two

cases

consider

different

confidence

levels

and

time

horizons.

For

internal

management
purposes, risk limits are

established and exposures measured

using VaR at a
95
% confidence level with

a 1-day holding
period, aligned to the way we consider the risks associated with our trading activities. The regulatory measure of market risk

used

to

underpin

the

market

risk

capital

requirement

under

Basel III

involves

a

measure

equivalent

to

a
99%
confidence

level

using

a

10-day

holding

period.

To

calculate

a

10-day

holding

period

VaR,

we

use

10-day

risk

factor
returns.
Additionally, the portfolio populations

for management and regulatory

VaR are slightly different.

The one for regulatory
VaR

meets

regulatory

requirements

for

inclusion

in

regulatory

VaR.

Management

VaR

includes

a

broader

range

of
positions. For

example, regulatory

VaR excludes

credit spread

risks from

the securitization

portfolio, which

are treated
instead under the securitization approach for regulatory

purposes.
We also

use stressed

VaR (SVaR)

for the

calculation of

market risk

RWA. SVaR

uses broadly

the same

methodology as
regulatory

VaR and

is calculated

using the

same

population,

holding

period (10-day)

and confidence

level (
99%). For
SVaR,

UBS AG

identifies

the

most significant

one-year

period of

financial

stress

from

a

historical

dataset

covering the
period from 1 January 2007 to the present. SVaR is computed

weekly at a minimum.

Management value-at-risk (1-day, 95% confidence, 5 years of historical data) of UBS AG business divisions and Group
Items by general market risk type
1
For the year ended 31.12.23
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 3 9 3 1 1
Max. 19 21 19 10 10
Average 9 12 6 2 3
31.12.23 11 18 7 2 3
Total management VaR 7 25 15 19 Average (per business division and risk type)
Global Wealth Management 1 2 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 5 23 14 18 9 12 5 2 3
Non-core and Legacy 1 2 1 1 0 1 1 0 0
Group Items 3 6 4 4 1 3 3 1 0
Diversification effect
2,3
(6) (6) (1) (4) (4) (1) 0
For the year ended 31.12.22
4
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 2 8 4 2 2
Max. 17 18 9 11 7
Average 6 10 5 3 3
31.12.22 6 10 4 3 3
Total management VaR 6 18 11 9 Average (per business division and risk type)
Global Wealth Management 1 2 1 1 0 1 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 6 17 10 8 6 9 5 3 3
Group Functions (including Non-core and Legacy Portfolio) 3 5 4 5 1 4 3 1 0
Diversification effect
2,3
(5) (5) (1) (3) (4) (1) 0
1 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures.

The minima and maxima for each level may occur on different

days, and, likewise, the value

-at-risk (VaR) for each
business line or risk type, being driven

by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line

or risk type, may well be driven by

different days in the historical
time series, rendering invalid the simple summation of figures to arrive at the aggregate total.

2 The difference between the sum of the standalone VaR for the business divisions and Group Items and the total VaR.

3 As the minima and

maxima for different

business divisions and Group

Items occur on different

days, it is

not meaningful to calculate a

portfolio diversification effect.

4 Prior-period numbers

are based on pre-
acquisition UBS values as the risk profile compared with UBS AG does not materially differ.
Actual realized market risk losses may differ

from those implied by VaR

for a variety of reasons.
–
VaR is calibrated to a specified level of confidence and

may not indicate potential losses beyond this confidence

level.
–
The

1-day

time horizon

used

for

VaR for

internal

management

purposes

(10-day

for

regulatory

VaR) may

not

fully
capture market risk of positions that cannot be closed out

or hedged within the specified period.
–
In

some

cases,

VaR

calculations

approximate

the

effect

of

changes

in

risk

factors

on

the

values

of

positions

and
portfolios.

–
Effects

of

extreme

market

movements

are

subject

to

estimation

errors,

which

may

result

from

non-linear

risk
sensitivities,

and

the

potential

for

actual

volatility

and

correlation

levels

to

differ

from

assumptions

implicit

in

VaR
calculations.
–
The choice of a

longer historical window means

sudden increases in market

volatility will tend not

to increase VaR as
quickly as

the use

of shorter

historical observation

periods, but

such increases

will affect

VaR for

a longer

period of
time. Similarly, after periods

of increased volatility, as markets

stabilize, VaR predictions will remain

more conservative
for a period of time influenced by the length of the historical observation period.

SVaR is

subject to the limitations

noted for VaR

above, but the

use of one-year

datasets avoids the

smoothing effect of
longer datasets

used for VaR.

In addition,

the ability to

select a one-year

period outside of

recent market

history allows
for a

wider variety

of potential

loss events.

Therefore,

although the

significant period

of stress

during the

2007–2009
financial crisis is

no longer contained in

the look-back window used

for management and regulatory VaR, SVaR continues
to use that data. This approach

aims to reduce the procyclicality of the

regulatory capital requirements

for market risks.
UBS AG recognizes that

no single measure can

encompass all risks associated

with a position or

portfolio. We use

a set
of metrics with

both overlapping

and complementary

characteristics to

create a holistic

framework that

aims to ensure
material completeness of risk

identification and measurement. As

a statistical aggregate

risk measure, VaR supplements
our comprehensive stress testing framework.
We also have a framework to identify and quantify potential

risks not fully captured by our VaR model and refer

to such
risks as risks not in VaR. The framework underpins these potential risks with additional regulatory capital.
No material changes were made to the UBS AG VaR

model in 2023.
IRRBB arises

from

balance sheet

positions such

as amounts

due from

banks, Loans

and advances

to customers,
Financial assets at fair

value not held for

trading, Financial assets

measured at amortized

cost, Customer deposits,

Debt
issued measured at

amortized cost, and

derivatives, including those

subject to hedge

accounting. Fair value

changes to
these positions may affect

other comprehensive income

(OCI) or the income

statement, depending on

their accounting
treatment.
UBS AG’s

largest

banking

book

interest

rate

exposures

arise

from

customer

deposits

and

lending

products

in

Global
Wealth Management and Personal & Corporate Banking, as well

as from debt issuance, liquidity buffers and interest rate
hedges in

Group Treasury.

The inherent

interest rate

risks stemming

from Global

Wealth Management

and Personal

&
Corporate Banking

are generally

transferred

to Group

Treasury, to

manage them

centrally

together

with our

modeled
interest rate

duration assigned

to equity,

goodwill

and real

estate.

This makes

the

netting of

interest

rate

risks

across
different sources

possible, while

leaving the

originating businesses

with commercial

margin and

volume management.
The residual

interest rate

risk is

mainly hedged

with interest

rate swaps,

to the

vast majority

of which

we apply

hedge
accounting. Short-term

exposures and

HQLA classified

as Financial

assets at

fair value

not held

for trading

are hedged
with

derivatives

accounted

for

on

a

mark-to-market

basis.

Long-term

fixed-rate

debt

issued

and

HQLA

hedged

with
external interest rate swaps are designated in fair value hedge accounting relationships.
Risk management and governance
IRRBB is measured using several metrics, the most

relevant of which are the following.
–
EVE sensitivity

to yield

curve moves

is calculated

as changes

in the

present value

of future

cash flows

irrespective of
accounting treatment.

These yield curve

moves are also

the key

risk factors for

statistical and stress-based

measures,
e.g., VaR and stress scenarios, as well as the regulatory interest rate scenarios. These are measured and reported daily.
The regulatory IRRBB

EVE exposure is

the most adverse

regulatory interest rate scenario

that is netted

across currencies.
It excludes the sensitivity from additional tier 1 (AT1) capital instruments (as per specific FINMA requirements) and the
modeled

interest

rate

duration

assigned

to

equity,

goodwill

and

real

estate.

UBS AG

also

applies

granular

internal
interest rate shock scenarios to its banking book positions

to monitor its specific risk profile.

–
Net

interest

income

(NII) sensitivities

to yield

curve

moves

are

calculated

as changes

of baseline

NII over

a

set time
horizon, which we

internally compute

by assuming interest

rates in all

currencies develop

according to their

market-
implied forward rates and assuming constant business

volumes and product mix and no specific management actions.
The sensitivities are measured and reported monthly.
UBS AG actively manages

IRRBB, with the

aim of reducing

the volatility of

NII subject to

limits and triggers

for EVE

and
NII exposure at consolidated and significant legal entity levels.
The

Group

Asset

and

Liability

Committee

(the

ALCO)

and,

where

relevant,

ALCOs

at

a

legal

entity

level

perform
independent

oversight

over

the

management

of

IRRBB,

which

is

also

subject

to

Group

Internal

Audit

and

model
governance.
›
Refer to “Risk measurement” in this section for

more information
Key modeling assumptions
The cash

flows from

customer deposits

and lending

products used

in calculation

of EVE

sensitivity exclude

commercial
margins and

other spread

components, are

aggregated

by daily

time buckets

and are

discounted using

risk-free

rates.
Our external issuances are discounted using UBS’s senior debt curve, and capital instruments are modeled to the first call
date. NII

sensitivity,

which includes

commercial margins,

is calculated

over a

one-year time

horizon, assuming

constant
balance sheet structure and volumes, and considers

embedded interest rate options.
The average repricing

maturity of non-maturing

deposits and

loans is

determined via

target replication

portfolios designed
to protect

product margins. Optimal

replicating portfolios are

determined at granular

currency- and product-specific

levels
by simulating and applying a real-world market rate

model to historically calibrated client rate and volume models.
UBS AG uses an

econometric prepayment model

to forecast prepayment

rates on US

mortgage loans in

UBS Bank USA
and

agency

mortgage-backed

securities

(MBSs)

held

in

various

liquidity

portfolios

of

UBS

Americas

Holding

LLC
consolidated.

These

prepayment

rates

are

used

to

forecast

both

mortgage

loan

and

MBS

balances

under

various
macroeconomic

scenarios.

The

prepayment

model

is

used

for

a

variety

of

purposes,

including

risk

management

and
regulatory

stress

testing.

Swiss

mortgages

and

fixed-term

deposits

generally

do

not

carry

similar

optionality,

due

to
prepayment and early redemption penalties.
The EVE sensitivity

in the banking

book to a

+1-basis-point parallel shift

in yield curves

was negative USD
28.1 m
as of 31 December 2023,

compared with negative

USD
25.0
m as of 31 December

2022. This excludes the

sensitivity of
USD 4.8
m from AT1

capital instruments (as per specific FINMA requirements)

in contrast to general BCBS guidance.
The majority of

our interest

rate risk in

the banking

book is a

reflection of

the net asset

duration that

we run to

offset
our modeled

sensitivity of

net USD
22.4
m (31 December

2022: USD
19.6
m) assigned

to our

equity,

goodwill and

real
estate, with the aim of generating a

stable NII contribution. Of this, USD
15.8 m and USD 5.6 m are attributable to the US
dollar and the Swiss franc portfolios, respectively

(31 December 2022: USD
14.0 m and USD 4.8 m, respectively).
In addition

to the

sensitivity mentioned

above, we

calculate the

six interest

rate shock

scenarios prescribed

by FINMA.
The “Parallel

up” scenario,

assuming all

positions were

fair valued,

was the

most severe

and would

have resulted

in a
change in EVE of negative USD 5.3 bn, or 9.3%, of our tier 1 capital (31 December 2022: negative USD 4.6 bn, or 8.4%), which is well below the 15
% threshold as per the BCBS

supervisory outlier test for high levels

of interest rate risk in the
banking book.

The immediate effect on UBS AG’s tier 1 capital in the “Parallel up” scenario as of 31 December 2023 would have been
a decrease of

USD
0.5 bn, or 0.9
% (31 December

2022: USD
0.4 bn, or 0.7
%), reflecting the

fact that the

vast majority
of our banking book

is accrual accounted or

subject to hedge accounting.

The “Parallel up” scenario

would subsequently
have a positive effect on NII, assuming a constant balance

sheet.
UBS AG also applies granular internal interest rate shock

scenarios to its banking book positions to monitor the banking book’s specific risk profile.

Net interest income sensitivity
The main NII

sensitivity in the

banking book resides

in Global Wealth

Management and Personal

& Corporate

Banking.
We

assign a

target

duration

to our

investment

of equity

portfolio,

and

Group

Treasury

actively

manages

the

residual
IRRBB. This

sensitivity is

assessed using

a number

of scenarios

assuming parallel

and non-parallel

shifts in

yield curves,
with various

degrees

of

severity,

and we

have

set

and

monitor

thresholds

for

the

NII sensitivity

to

immediate

parallel
shocks of –200 and +200 basis points under the assumption

of constant balance sheet volume and structure.

Interest rate risk – banking book
31.12.23
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (4.3) (0.7) 0.0 (23.1) 0.1 (28.1) 4.8 (23.3)
Parallel up
2
(608.9) (142.9) 2.2 (4,522.3) (15.0) (5,287.0) 888.3 (4,398.7)
Parallel down
2
686.1 150.0 (11.8) 4,593.2 17.1 5,434.5 (1,028.0) 4,406.6
Steepener
3
(335.2) (16.0) (13.1) (973.6) (23.0) (1,361.0) 95.9 (1,265.1)
Flattener
4
214.1 (6.8) 12.3 (94.1) 17.5 142.9 104.7 247.6
Short-term up
5
(38.5) (48.4) 13.4 (1,909.8) 7.1 (1,976.3) 477.4 (1,498.9)
Short-term down
6
42.9 49.8 (14.3) 2,036.8 (10.0) 2,105.3 (498.9) 1,606.4
31.12.22
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (4.1) (0.6) 0.1 (20.4) (0.1) (25.0) 3.4 (21.5)
Parallel up
2
(576.5) (111.6) 33.4 (3,936.5) (26.3) (4,617.2) 652.5 (3,964.7)
Parallel down
2
644.2 142.2 (45.7) 4,066.1 21.9 4,828.5 (702.8) 4,125.7
Steepener
3
(256.7) (93.2) (28.2) (1,026.7) (3.3) (1,408.2) (47.3) (1,455.5)
Flattener
4
144.7 75.4 32.7 95.4 (2.6) 345.8 191.1 536.9
Short-term up
5
(84.1) 37.1 42.4 (1,514.7) (13.9) (1,532.9) 440.8 (1,092.2)
Short-term down
6
88.1 (36.1) (42.6) 1,654.0 13.4 1,676.6 (457.8) 1,218.8
1 Economic value

of equity.

2 Rates across

all tenors move

by ±150 bps

for Swiss franc,

±200 bps for

euro and US

dollar, and

±250 bps for

pound sterling.

3 Short-term rates

decrease and long-term

rates
increase.

4 Short-term rates increase and long-term rates decrease.

5 Short-term rates increase more than long-term rates.

6 Short-term rates decrease more than long-term rates.
UBS

AG

makes

direct

investments

in

a

variety

of

entities

and

buys

equity

holdings

in

both

listed

and

unlisted
companies,

with

the

aim

of

supporting

our

business

activities

and

delivering

strategic

value

to

UBS.

This

includes
investments in

exchange and

clearing house

memberships,

as well

as minority

investments in

early-stage fintechs

and
technology companies via

UBS Next. We

may also make investments

in funds that we

manage in order

to fund or seed
them at

inception or

to demonstrate

that our

interests

align with

those of

investors. We

also buy,

and are

sometimes
required by agreement to buy,

securities and units from funds that we have

sold to clients.
The

fair

value

of

equity

investments

tends

to

be

influenced

by

factors

specific

to

the

individual

investments.

Equity
investments are generally intended

to be held for the

medium or long term

and may be subject

to lock-up agreements.
For these reasons,

we generally do

not control these

exposures by using

market risk measures

applied to trading

activities.
However, such equity investments are subject to a different

range of controls, including preapproval of new investments
by business management

and Risk Control,

portfolio and concentration

limits, and regular

monitoring and reporting

to
senior management. They are also included

in our firm-wide statistical and stress-testing metrics,

which flow into our risk
appetite framework.
As of

31 December 2023, we

held equity

investments and investment

fund units

totaling USD
2.9
bn, of

which USD
1.9 bn
was classified as Financial assets at fair value not held for trading and USD
1.0 bn as Investments in associates .
Debt investments classified

as Financial assets

measured at

fair value through

other comprehensive

income as of
31 December 2023 were measured

at fair value with changes in fair

value recorded through

Equity,

and can broadly be
categorized as money market instruments and debt securities primarily held for statutory,

regulatory or liquidity reasons.
The risk control framework applied to

debt instruments classified as Financial assets measured at fair value through other
comprehensive

income

depends

on

the

nature

of

the

instruments

and

the

purpose

for

which

we

hold

them.

Our
exposures may be included

in market risk limits or

be subject to specific monitoring

and interest rate sensitivity analysis.
They are also included in our

firm-wide statistical and stress-testing metrics, which flow into our risk appetite framework.

Debt instruments

classified

as Financial

assets

measured

at fair

value through

other

comprehensive

income

had a

fair
value of USD 2.2 bn as of 31 December 2023, compared with USD 2.2 bn as of 31 December 2022.